General information and significant accounting policies (Details Textual) $ in Millions		1 Months Ended					3 Months Ended
	Aug. 06, 2013 shares	Jan. 31, 2018 USD ($) shares	Nov. 30, 2017 shares	Jun. 30, 2016 shares	Nov. 30, 2015 shares	Mar. 31, 2014 shares	Mar. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation							28
Average Age Of Vessels							5 years 8 months 12 days
Stock Issued During Period, Shares, New Issues			5,787,942	7,500,000	4,000,000	8,050,000
Equity Method Investment, Ownership Percentage	100.00%
Stock Repurchased During Period, Shares			85,654
Stock Issued During Period, Shares, Issued for Services			122,310
Treasury Stock, Shares			1,350,000
Noncontrolling Interest, Ownership Percentage by Parent							10.00%
Direct And Indirect Ownership In All Subsidiary							100.00%
Investor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	55.40%
Corporate Joint Venture [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage							50.00%
GA Holdings LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage	44.60%
Number Of Shares Exchanged For Reorganization	8,049,500
Treasury Stock, Common [Member] | Underwriter [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, Treasury Stock Reissued		305,459
Proceeds from Sale of Treasury Stock | $		$ 2.4
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues	10,000,000
Public Secondary Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues			5,579,978